Commitments and Contingencies - Summary of Minimum (Base Rental) Lease Payments (Details) - USD ($) $ in Thousands	Aug. 31, 2025	May 31, 2025	May 31, 2024
Fiscal Year
2026 - 9 months remaining	$ 123
Total operating lease payments	123	$ 169
Less: imputed interest	(18)	(28)
Total operating lease liability	$ 105	141	$ 283
2026		$ 169